Vanguard Total World Stock Index Fund
Summary Prospectus

February 25, 2011

Investor Shares for Participants

Vanguard Total World Stock Index Fund Investor Shares (VTWSX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
February 25, 2011, are incorporated into and made part of this Summary
Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 800-523-1188 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks of companies located in developed and emerging markets around the world.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold
Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee (other than on reinvested dividends or capital gains)	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (on shares held less than two months)	2%

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.39%
12b-1 Distribution Fee	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.45%

Example

The following example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$71	$169	$276	$590

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7%.

Primary Investment Strategies
The Fund employs a “passive management” —or indexing—investment approach designed to track the performance of the FTSE® All-World Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large- and mid-capitalization stocks of companies located around the world. The Index includes approximately 2,800 stocks of companies located in 47 countries, including both developed and emerging markets. As of October 31, 2010, the largest markets covered in the Index were the United States, the United Kingdom, Japan, France, and Canada (which made up approximately 40%, 8%, 8%, 4%, and 4%, respectively, of the Index’s market capitalization). The Fund typically holds approximately 2,000 stocks in its target Index
(covering nearly 99% of the Index’s total market capitalization) and a representative sample of the remaining stocks. The Fund holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings, country weightings, and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions. In addition, the Fund’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area.

• Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

• Currency risk, which is the chance that the value of a foreign investment, measured in
U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s
Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns (including operating expenses and any applicable shareholder fees) compare with those of the Fund‘s target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at
vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Total World Stock Index Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.58% (quarter ended June 30, 2009), and the lowest return for a quarter was
–12.45% (quarter ended June 30, 2010).

Average Annual Total Returns for Periods Ended December 31, 2010

		Since
		Inception
		(Jun. 26,
	1 Year	2008)
Vanguard Total World Stock Index Fund Investor Shares	12.59%	0.22%
FTSE All-World Index
(reflects no deduction for fees or expenses)	13.06%	–0.19%

Investment Advisor
The Vanguard Group, Inc.

Portfolio Manager

Ryan E. Ludt, Principal of Vanguard. He has managed the Fund since its inception in 2008.

Tax Information
The Fund’s distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan’s Summary Plan
Description, or your tax advisor about the tax consequences of plan withdrawals.

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of
Fund shares.

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Vanguard Total World Stock Index Investor Shares—Fund Number 628

CFA® is a trademark owned by CFA Institute. Vanguard Total World Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (FTSE) or by the London Stock Exchange Plc (the Exchange) or by The Financial
Times Limited (FT), and neither FTSE nor the Exchange nor FT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE All-World Index (the Index) and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by
FTSE. However, neither FTSE nor the Exchange nor FT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE nor the Exchange nor FT shall be under any obligation to advise any person of any error therein. “FTSE®” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE
International Limited under license. “All-World” is a trademark of FTSE International Limited.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
                                                                                                                                                                                 SPI 628 022011